Leases - Schedule of Net Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease receivables	$ 24,962	$ 26,045
Unguaranteed residual assets	9,659	8,985
Net investment in leases	$ 34,621	$ 35,030